Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The table below presents details of the Company’s related party transactions with AEI included on the condensed consolidated statements of operations and comprehensive income (loss) for the following periods:

	Three Months Ended
	March 31, 2022	March 31, 2021
Management fees paid to AEI	$—	$162
Transaction fees paid to AEI	—	900
Total fees paid to AEI	$—	$1,062

The table below presents details of the Company’s related party transactions with AEI included on the consolidated statements of operations and comprehensive income (loss) for the following periods:

	Successor
	Year Ended December 31, 2021	Period from February 10, 2020 to December 31, 2020
Management fees paid to AEI	$477	$500
Transaction fees paid to AEI	1,019	2,226
Total fees paid to AEI	$1,496	$2,726